Right of use assets and related lease liabilities -Summary of payments related to lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense recognized in the unaudited condensed consolidated statements of income or loss	$ 12,328	$ 12,096
Principal repayments on IFRS 16 lease liabilities	52,568	28,674
Net (increase) / decrease in accrued interest expense	(70)	39
Net decrease in prepaid interest expense	0	(45)
Lease payments	$ 64,826	$ 40,764